Nature of Business and Organization and Basis of Presentation (Details) $ / shares in Units, ¥ in Thousands			3 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jul. 21, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Number of shares purchased (in Shares) | shares		76,140,000
Purchase price per share (in Dollars per share) | $ / shares		$ 10
Aggregate purchase price		$ 761,400,000
Interest expense related party			$ 622,000	$ 9,752,000	$ 16,663,000	$ 41,546,000
Income tax provision			$ 0	$ 3,000	$ 240,000	$ 3,000
Effective tax rate			21.00%		21.00%	21.00%
Right of use assets			$ 18,701,000
Accrued expenses and other current liabilities reclassified	$ 12,635,000
RetainedEarningAccumulatedDeficit1	20,265,000
Insurance limits					250,000		¥ 500
Notes receivable					0	$ 40,000
Deposits					63,370,000	6,412,000
Asset impairment charges					$ 0	$ 0
Number of operating segments					1
Number of reportable segments					1
Revision [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Interest expense related party			$ 682,000
Accounting Standards Update 2016-02 [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Right of use assets	11,191,000
Operating lease liabilities	11,191,000
Recognition of gain from sales leaseback transaction	$ 3,393,000